INVENTORIES - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Raw materials	$ 975,270	$ 841,978	$ 393,034